Consolidated Statements of Comprehensive (Loss)/Income - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Total revenue	$ 150,356,539	$ 152,022,381	$ 126,061,693
Total cost of revenue	(115,874,809)	(111,033,345)	(85,890,757)
Gross profit	34,481,730	40,989,036	40,170,936
Operating income (expenses):
Selling and marketing expenses	(3,300,555)	(4,103,066)	(3,753,236)
Research and development expenses	(8,336,999)	(7,971,145)	(13,337,913)
General and administrative expenses	(21,641,317)	(23,045,664)	(16,784,688)
Impairment of goodwill	(2,382,538)
Subsidies and other operating income	1,256,070	1,536,394	2,080,087
Total operating expenses	(34,405,339)	(33,583,481)	(31,795,750)
Income from operations	76,391	7,405,555	8,375,186
Other income	1,123,612	854,250	296,319
Other expenses	(430,357)	(575,605)	(351,045)
Income before income tax and share of income in equity investees	769,646	7,684,200	8,320,460
Provision for income taxes	674,344	3,045,992	1,257,124
Income before share of income in equity investees	95,302	4,638,208	7,063,336
Share of income (loss) in equity investees, net of tax	70,263	(50,297)	(44,121)
Net income	165,565	4,587,911	7,019,215
Less: net (loss) income attributable to noncontrolling interest	(26,964)	132,483	202,643
Net income attributable to CLPS Incorporation's shareholders	192,529	4,455,428	6,816,572
Other comprehensive (loss) income
Foreign currency translation (loss) income	(3,532,507)	(1,828,542)	2,695,223
Less: foreign currency translation (loss) income attributable to noncontrolling interests	(92,161)	(48,211)	102,475
Other comprehensive (loss) income attributable to CLPS Incorporation’s shareholders	(3,440,346)	(1,780,331)	2,592,748
Comprehensive (loss) income attributable to CLPS Incorporation's shareholders	(3,247,817)	2,675,097	9,409,320
Comprehensive (loss) income attributable to noncontrolling interests	(119,125)	84,272	305,118
Comprehensive (loss) income	$ (3,366,942)	$ 2,759,369	$ 9,714,438
Basic earnings per common share (in Dollars per share)	$ 0.01	$ 0.21	$ 0.39
Weighted average number of share outstanding – basic (in Shares)	23,153,976	20,924,683	17,279,443
Diluted earnings per common share (in Dollars per share)	$ 0.01	$ 0.21	$ 0.39
Weighted average number of share outstanding – diluted (in Shares)	23,153,976	21,057,063	17,569,440
Revenue from Third Parties
Total revenue	$ 150,298,963	$ 151,970,357	$ 125,792,221
Revenue from Related Parties
Total revenue	57,576	52,024	269,472
Cost of Revenue from Third Parties
Total cost of revenue	(115,827,597)	(110,989,394)	(85,664,401)
Cost of revenue from Related Parties
Total cost of revenue	$ (47,212)	$ (43,951)	$ (226,356)